STOCKHOLDERS' EQUITY (Detail Textuals) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 04, 2019	Dec. 26, 2018	Dec. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 26, 2018
Common stock, shares authorized				50,000,000	50,000,000
Common stock par value, per share				$ 0.001	$ 0.001
Common stock, shares issued				11,640,820	11,621,459	10,380,000
Common stock, shares, outstanding				11,640,820	11,621,459
Cost related to sold of ordinary shares				$ 2,103,816
Underwriter Warrants
Warrants issued	126,082
IPO
Public offering price		$ 5	$ 5
Proceeds from ordinary shares sold			$ 6,207,295
Cost related to sold of ordinary shares		$ 2,103,816	$ 2,103,816
IPO | Network 1 Financial Securities, Inc.
Ordinary shares sold (in shares)	19,361	1,241,459	1,241,459
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
Percentage of public offering price as warrants exercise price			125.00%
Public offering price		$ 5	$ 5
Percentage of total number of ordinary shares sold as warrants granted			10.00%
Warrants expiration period		5 years	5 years
Period for registration rights			5 years
Second closing of IPO
Ordinary shares sold (in shares)	19,361
Share Price	$ 5
Proceeds from ordinary shares sold	$ 96,805
Payments of Stock Issuance Costs	$ 26,399
Mingda Tianjin (VIE) | Mr. Siping Xu
Common stock, shares issued				10,380,000
Common stock, shares, outstanding				10,380,000
Number of common stock owned				10,200,000
Percentage of outstanding ordinary shares				88.00%
MDJCC Limited ("MDJH Hong Kong")
Common stock, shares issued						10,380,000
Common stock, shares, outstanding						10,380,000